Note 3 - Investment Securities: Schedule of amortized cost and estimated fair values of debt securities (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	$ 208,327,267	$ 187,508,758
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	203,281,750	193,601,243
Held to Maturity, at amortized cost	1,824,007	5,010,190
Debt Securities, Held-to-maturity, Fair Value	1,802,138	5,015,313
Mutual Funds
Available-for-sale Securities, Amortized Cost Basis	0	10,261,379
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	0	10,508,953
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	392,430	457,835
Available-for-sale Securities, Amortized Cost Basis	208,457,583	197,900,453
Debt Securities, Available-for-sale, Maturity, without Single Maturity Date, Fair Value	203,674,180	204,568,031
Held to Maturity, at amortized cost	$ 1,824,007	$ 5,010,190